Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 98.3%
Aerospace & Defense – 2.3%
CAE Inc	1,017,835	$16,511,512
Safran SA*	259,855	25,991,717
		42,503,229
Auto Components – 1.4%
Aptiv PLC	343,300	26,749,936
Banks – 6.8%
China Construction Bank Corp	46,226,000	37,355,255
Citigroup Inc	1,367,958	69,902,654
HDFC Bank Ltd	1,175,314	16,754,758
Permanent TSB Group Holdings PLC*	5,262,077	2,953,677
		126,966,344
Beverages – 4.5%
Coca-Cola Co	1,469,996	65,679,421
Diageo PLC	578,374	19,195,356
		84,874,777
Biotechnology – 1.3%
AbbVie Inc	153,113	15,032,634
Ascendis Pharma A/S (ADR)*	61,476	9,092,300
		24,124,934
Capital Markets – 3.2%
Goldman Sachs Group Inc	301,287	59,540,337
Chemicals – 1.2%
Air Products & Chemicals Inc	92,568	22,351,469
Containers & Packaging – 1.4%
Crown Holdings Inc*	412,284	26,852,057
Diversified Telecommunication Services – 0.8%
Tower Bersama Infrastructure Tbk PT	187,219,500	14,668,826
Electronic Equipment, Instruments & Components – 1.3%
Hexagon AB*	416,543	24,286,913
Entertainment – 1.1%
Nexon Co Ltd	955,300	21,579,141
Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp*	1,049,835	36,859,707
Health Care Providers & Services – 1.9%
Humana Inc	90,157	34,958,377
Hotels, Restaurants & Leisure – 1.9%
GVC Holdings PLC	3,960,866	36,285,199
Household Durables – 4.0%
PulteGroup Inc	1,550,997	52,780,428
Sony Corp	313,900	21,499,275
		74,279,703
Independent Power and Renewable Electricity Producers – 5.1%
NRG Energy Inc	2,962,208	96,449,492
Insurance – 6.7%
AIA Group Ltd	4,759,400	44,297,204
Beazley PLC	3,483,289	17,675,764
NN Group NV	394,446	13,226,657
Prudential PLC	1,728,050	26,019,570
Travelers Cos Inc	205,217	23,404,999
		124,624,194
Interactive Media & Services – 4.0%
Tencent Holdings Ltd	1,171,000	75,219,729
Internet & Direct Marketing Retail – 6.6%
Alibaba Group Holding Ltd (ADR)*	328,823	70,927,121
Amazon.com Inc*	18,812	51,898,922
		122,826,043
Leisure Products – 0.8%
Hasbro Inc	196,590	14,734,421
Machinery – 2.2%
Parker-Hannifin Corp	223,505	40,961,761
Metals & Mining – 2.7%
Antofagasta PLC	1,102,636	12,785,431
Rio Tinto Ltd	267,060	18,103,565
Teck Resources Ltd	1,906,673	19,974,134
		50,863,130
Oil, Gas & Consumable Fuels – 2.5%
Canadian Natural Resources Ltd	1,323,834	23,074,427

Shares or Principal Amounts		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
TOTAL SA#	600,022	$22,852,694
		45,927,121
Pharmaceuticals – 6.7%
Elanco Animal Health Inc*	1,579,761	33,885,873
Merck & Co Inc	557,028	43,074,975
Takeda Pharmaceutical Co Ltd	1,332,868	47,577,547
		124,538,395
Road & Rail – 2.5%
Container Corp Of India Ltd	2,376,169	13,266,775
Kansas City Southern	227,101	33,903,908
		47,170,683
Semiconductor & Semiconductor Equipment – 4.5%
ASML Holding NV	132,945	48,730,692
Taiwan Semiconductor Manufacturing Co Ltd	3,363,000	35,598,864
		84,329,556
Software – 10.3%
Adobe Inc*	130,929	56,994,703
Avalara Inc*	159,929	21,284,951
Microsoft Corp	465,221	94,677,126
salesforce.com Inc*	105,252	19,716,857
		192,673,637
Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co Ltd	551,299	24,439,621
Textiles, Apparel & Luxury Goods – 1.7%
Samsonite International SA (144A)*	16,451,700	16,695,717
Under Armour Inc*	1,688,154	14,923,281
		31,618,998
Thrifts & Mortgage Finance – 2.1%
MGIC Investment Corp	4,819,215	39,469,371
Trading Companies & Distributors – 1.8%
Ferguson PLC	418,629	34,240,286
Wireless Telecommunication Services – 1.7%
T-Mobile US Inc*	310,257	32,313,267
Total Common Stocks (cost $1,537,824,800)		1,839,280,654
Preferred Stocks – 0%
Software – 0%
Magic Leap Inc - Series D*,¢,§ (cost $9,254,547)	342,761	285,520
Rights – 0%
Wireless Telecommunication Services – 0%
T-Mobile US Inc* (cost $0)	310,257	52,123
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $26,444,956)	26,442,673	26,445,318
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	12,729,600	12,729,600
Time Deposits – 0.2%
Royal Bank of Canada, 0.0900%, 7/1/20	$3,182,400	3,182,400
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,912,000)		15,912,000
Total Investments (total cost $1,589,436,303) – 100.6%		1,881,975,615
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(10,767,587)
Net Assets – 100%		$1,871,208,028

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,105,336,174	58.7%
China	183,502,105	9.7
United Kingdom	111,961,320	5.9
Japan	90,655,963	4.8
Netherlands	61,957,349	3.3
Hong Kong	60,992,921	3.2
Canada	59,560,073	3.2
France	48,844,411	2.6
Taiwan	35,598,864	1.9
India	30,021,533	1.6
South Korea	24,439,621	1.3

Sweden	24,286,913	1.3
Australia	18,103,565	1.0
Indonesia	14,668,826	0.8
Denmark	9,092,300	0.5
Ireland	2,953,677	0.2

Total	$1,881,975,615	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	$311,294	$2,492	$362	$26,445,318
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	102,310∆	-	-	12,729,600
Total Affiliated Investments - 2.1%	$413,604	$2,492	$362	$39,174,918

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	54,049,272	202,300,517	(229,907,325)	26,445,318
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	56,139,933	(43,410,333)	12,729,600

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $16,695,717, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Series D	10/5/17	$9,254,547	$285,520	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$16,511,512	$25,991,717	$-
Banks	69,902,654	57,063,690	-
Beverages	65,679,421	19,195,356	-
Diversified Telecommunication Services	-	14,668,826	-
Electronic Equipment, Instruments & Components	-	24,286,913	-
Entertainment	-	21,579,141	-
Hotels, Restaurants & Leisure	-	36,285,199	-
Household Durables	52,780,428	21,499,275	-
Insurance	23,404,999	101,219,195	-
Interactive Media & Services	-	75,219,729	-
Metals & Mining	19,974,134	30,888,996	-
Oil, Gas & Consumable Fuels	23,074,427	22,852,694	-
Pharmaceuticals	76,960,848	47,577,547	-
Road & Rail	33,903,908	13,266,775	-
Semiconductor & Semiconductor Equipment	-	84,329,556	-
Technology Hardware, Storage & Peripherals	-	24,439,621	-
Textiles, Apparel & Luxury Goods	14,923,281	16,695,717	-
Trading Companies & Distributors	-	34,240,286	-
All Other	770,864,809	-	-
Preferred Stocks	-	-	285,520
Rights	52,123	-	-
Investment Companies	-	26,445,318	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,912,000	-
Total Assets	$1,168,032,544	$713,657,551	$285,520

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.